MFS Money Market Fund (Prospectus Summary) | MFS Money Market Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek current income consistent with preservation of capital and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	MFS Money Market Fund Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	MFS Money Market Fund Fund Shares
Management Fee	0.40%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MFS Money Market Fund Fund Shares	65	205	357	798

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks;
notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

In buying and selling investments for the fund, MFS seeks to comply with
Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.
Principal Risks
Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political, regulatory, geopolitical, and other conditions could cause the fund's share price to decrease to below $1.00.

Bank Focus Risk: Events that affect the banking or related industries may have a significant adverse affect on the fund.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Foreign Exposure Risk: Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, and other conditions.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling
1-800-225-2606.
Bar Chart.

The total return for the nine-month period ended September 30, 2012 was 0.00%.
During the period(s) shown in the bar chart, the highest quarterly return was
1.28% (for the calendar quarter ended September 30, 2006, and December 31, 2006)
and the lowest quarterly return was 0.00% (for the calendar quarter ended
June 30, 2009, quarter ended September 30, 2009, quarter ended December 31,
2009, quarter ended  March 31, 2010, quarter ended June 30, 2010, quarter ended
September 30, 2010, quarter ended December 31, 2010, quarter ended March 31,
2011, quarter ended June 30, 2011, quarter ended September 30, 2011, and the quarter ended December 31, 2011).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
MFS Money Market Fund Fund Shares	Returns Before Taxes Shares, At Net Asset Value	none	1.46%	1.78%